DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

15.         DISCONTINUED OPERATIONS

On June 11, 2019, the Company completed the spin-off of CIH into a separate and independent public company. The spin-off was completed by way of distribution to Fang's stockholders of all of the then issued and outstanding shares of common stock of CIH on the basis of one share of CIH common stock for one share of Fang common stock held as of the close of business on May 28, 2019 (the record date for the distribution). As a result of the distribution, CIH is now an independent public company, and its common stock is listed under the symbol “CIH" on the Nasdaq Global Market.

The separation represented a strategic shift that has a major effect on Fang's operations and financial results, the business operated by CIH has been reclassified as discontinued operations. For all periods presented, the assets and liabilities of the discontinued operations are presented separately on the consolidated balance sheets, and the results of the discontinued operations, less income taxes, are reported as a separate component of income, which is income from discontinued operations, on the consolidated statements of comprehensive income (loss). Intercompany transactions between continuing operations and discontinued operations before the disposal of the discontinued operations, which are considered to continue after the disposal of the discontinued operations are presented separately in continuing operations and discontinued operations in a way that reflects the continuance of those transactions.

15.         DISCONTINUED OPERATIONS (continued)

The major classes of line items constituting operating results of discontinued operations included in the Company's consolidated statements of comprehensive income (loss) were as follows.

	For the year ended
	2017	2018	2019(a)
	US$	US$	US$
Revenues	49,606	63,656	32,934
Cost of revenues	(11,736)	(12,566)	(6,615)
Operating expenses
Selling expenses	(8,625)	(11,686)	(5,916)
General and administrative expenses	(6,195)	(9,395)	(4,753)
Interest income	271	100	37
Realized gain on sale of available-for-sale securities	315	732	—
Government grants	129	211	33
Income from discontinued operations, before income taxes	23,765	31,052	15,720
Income tax expense	(3,090)	(4,543)	(2,539)
Income from discontinued operations, net of income taxes	20,675	26,509	13,181

(a)CIH financial results from January 1, 2019 to June 11, 2019.

The major classes of line items constituting assets and liabilities of discontinued operations were as follows as of December 31, 2018.

As of December 31,
2018
US$
ASSETS
Cash and cash equivalents	23,925
Accounts receivable, net	2,263
Prepayment and other current assets	101
Total current assets	26,289
Property and equipment, net	573
Total non-current assets	573
Total assets	26,862

LIABILITIES AND SHAREHOLDERS’ EQUITY
Deferred revenue	20,873
Accrued expenses and other payables	12,344
Income tax payable	2,110
Total current liabilities	35,327
Other non-current liabilities	2,258
Total non-current liabilities	2,258
Total liabilities	37,585

15.         DISCONTINUED OPERATIONS (continued)

Cash flows of the discontinued operations were as follows.

	For the year ended
	2017	2018	2019(a)
	US$	US$	US$
Net cash provided by operating activities	30,143	32,119	20,271
Net cash provided by (used in) investing activities	18	726	(1)
Net cash used in financing activities	(50,995)	(42,985)	(24,250)

(a) CIH financial results from January 1, 2019 to June 11, 2019.

              In connection with the spinoff of CIH, noncash net liabilities distributed to the shareholders of the Company were US$40,770.

             Certain disclosure of income taxes and EPS for the years ended December 31, 2017 and 2018 were retrospectively adjusted as a result of the discontinued operations.